ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Extinguishment of Debt [Line Items]
Total Accounts Payable and Accrued Liabilities	$ 54,250,000	$ 57,139,000
Total Accounts Payable and Accrued Liabilities	12,300,000	15,678,000
Medmen Enterprises Inc. [Member]
Extinguishment of Debt [Line Items]
Total Accounts Payable and Accrued Liabilities		57,138,783	$ 76,627,718
Total Accounts Payable and Accrued Liabilities		15,678,281	19,743,193
Accounts Payable and Accrued Liabilities [Member]
Extinguishment of Debt [Line Items]
Accounts Payable	32,566,000	35,064,000
Accrued Liabilities	7,260,000	7,348,000
Accrued Deal Costs	4,123,000	4,123,000
Accrued Payroll	3,162,000	2,716,000
Local & State Taxes Payable	6,573,000	7,321,000
Other Accrued Liabilities	566,000	567,000
Total Accounts Payable and Accrued Liabilities	$ 54,250,000	57,139,000
Accounts Payable and Accrued Liabilities [Member] | Medmen Enterprises Inc. [Member]
Extinguishment of Debt [Line Items]
Accounts Payable		35,064,380	55,658,731
Accrued Liabilities		11,470,700	10,513,204
Other Accrued Liabilities		10,603,703	10,455,783
Total Accounts Payable and Accrued Liabilities		$ 57,138,783	$ 76,627,718